Fair Value Measurement and Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement and Fair Value of Financial Instruments
Note 3. Fair Value Measurement
The fair value of the Company’s financial assets and liabilities are determined in accordance with the fair value hierarchy established in ASC 820,
Fair Value Measurements,
issued by the Financial Accounting Standards Board. The fair value hierarchy of ASC 820 requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1:	Observable inputs, such as quoted prices (unadjusted) in active markets for identical assets or liabilities at the measurement date.

Level 2:	Observable inputs, other than Level 1 prices, such as quoted prices in active markets for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Our financial instruments consist primarily of cash and cash equivalents, accounts payable and the warrant liabilities. Cash and cash equivalents are reported at their respective fair values on our condensed consolidated balance sheets. The following table details the fair value measurements of assets and liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820,
Fair Value Measurement
, as of April 3, 2022 and January 2, 2022 (in thousands).

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total Fair Value
As of April 3, 2022
Liabilities:
Private Placement Warrants	$—	$—	$56,460	$56,460
As of January 2, 2022
Liabilities:
Private Placement Warrants	$—	$—	$124,260	$124,260
The Company’s liabilities are measured at fair value on a
non-recurring
basis, including 6,000,000 warrants that were assumed from the Business Combination and were held by Rodgers Capital, LLC (the “Sponsor”) and certain of its members (the “Private Placement Warrants”). The fair value of the Private Placement Warrants is considered a Level 3 valuation and is determined using the Black-Scholes valuation model. As of April 3, 2022, the fair value of the Private Placement Warrants was $9.41 per share with an exercise price of $11.50.
The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows (in thousands):

Private Placement Warrants
Fair value as of January 2, 2022	$124,260
Change in fair value	(67,800)

Fair value as of April 3, 2022	$56,460

Convertible Preferred Stock Warrants
Fair value as of December 31, 2020	$15,995
Settlements	(20,776)
Change in fair value	4,781

Fair value as of March 31, 2021	$—

The following table summarizes the key assumptions used for determining the fair value of convertible preferred stock warrants and common stock warrants.

	Private Placement Warrants outstanding as of April 3, 2022	Private Placement Warrants outstanding as of January 2, 2022	Convertible preferred stock warrants exercised on February 22, 2021
Expected term (in years)	4.3	4.5	2.5 - 4.1
Expected volatility	75.0%	77.5%	75.0%
Risk-free interest rate	2.8%	1.2%	0.2% - 0.4%
Expected dividend rate	0.0%	0.0%	0.0%

Note 4. Fair Value Measurement and Fair Value of Financial Instruments
The fair value of the Company’s financial assets and liabilities are determined in accordance with the fair value hierarchy established in ASC 820,
Fair Value Measurements,
issued by the FASB. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy of ASC 820 requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:

Level 1:	Observable inputs, such as quoted prices (unadjusted) in active markets for identical assets or liabilities at the measurement date.

Level 2:	Observable inputs, other than Level 1 prices, such as quoted prices in active markets for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Our financial instruments consist primarily of cash and cash equivalents, accounts payable and the warrant liabilities.
Cash and cash equivalents are reported at their respective fair values on our balance sheets. Where quoted prices are available in an active market, securities are classified as Level 1. The Company classifies money market funds as Level 1. When quoted market prices are not available for the specific security, then the Company estimates fair value by using quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs obtained from various third-party data providers, including but not limited to benchmark yields, reported trades and broker/dealer quotes. Where applicable the market approach utilizes prices and information from market transactions for similar or identical assets. The Company will classify commercial paper, corporate debt securities and asset-backed securities as Level 2. As of January 2, 2022 and December 31, 2020, the Company did not have short-term and long-term investments that are classified available-for-sale.
As of January 2, 2022 and December 31, 2020, the Company had cash and cash equivalents of $385.3 million and $29.1 million, respectively.

The following table details the fair value measurements of assets and liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820,
Fair Value Measurement
, as of January 2, 2022 and December 31, 2020 (in thousands).

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total Fair Value
As of January 2, 2022
Liabilities:
Private Placement Warrants	$—	$—	$124,260	$124,260

As of December 31, 2020
Liabilities:
Convertible preferred stock warrants	$—	$—	$15,995	$15,995
The Company’s liabilities are measured at fair value on a
non-recurring
basis, including its Private Placement Warrants. The fair value of the Private Placement Warrants is considered a Level 3 valuation and is determined using the Black-Scholes valuation model. As of January 2, 2022, the fair value of the Private Placement Warrant was $20.71 per share with an exercise price of $11.50. The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows (in thousands):

	Private Placement Warrants	Convertible Preferred Stock Warrants
Fair value as of December 31, 2020	$—	$15,995
Acquired from the Business Combination	72,900	—
Settlements	—	(20,776)
Change in fair value	51,360	4,781

Fair value as of January 2, 2022	$124,260	$—

	Convertible Promissory Notes	Convertible Preferred Stock Warrants
Fair value as of December 31, 2019	$5,651	$730
Additions	—	1,476
Settlements	(8,073)	—
Change in fair value	2,422	13,789

Fair value as of December 31, 2020	$—	$15,995

As discussed further in Note 7 “Debt,” the Company elected to measure the convertible promissory notes at fair value in accordance with the fair value option. The convertible promissory notes are each a debt host financial instrument containing embedded features and/or options which would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC 815,
Derivatives and Hedging
. See Note 7 “Debt” for additional information.

The following table summarizes the key assumptions used for determining the fair value of convertible preferred stock warrants and common stock warrants.

	Private Placement Warrants outstanding as of January 2, 2022	Private Placement Warrants acquired on July 14, 2021	Convertible preferred stock warrants exercised on February 22, 2021	Convertible preferred stock warrants outstanding as of December 31, 2020
Expected term (in years)	4.5	5.0	2.5 - 4.1	2.6 - 4.2
Expected volatility	77.5%	50.0%	75.0%	63.6%
Risk-free interest rate	1.2%	0.8%	0.2% - 0.4%	0.2% - 0.3%
Expected dividend rate	0.0%	0.0%	0.0%	0.0%